Annual Operating Expenses {- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio-Investor VIP	May 27, 2022
Operating Expenses:
Management fee	0.15%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.68%	[2]
Total annual operating expenses	0.83%	[3]
Fee waiver and/or expense reimbursement	0.05%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.78%	[3]

[1]	(a)Adjusted to reflect current fees.
[2]	(b)Acquired fund fees and expenses based on estimated amounts for the current fiscal year.
[3]	(c)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[4]	(d)Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2024.